Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Bank borrowings
Bank borrowings	$ 9,439	$ 10,486
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings		7,603
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	$ 9,439
1-year revolving loan denominated in US$
Bank borrowings
Bank borrowings		2,800
2-year demand loan agreement denominated in US$
Bank borrowings
Bank borrowings		$ 83